Leases - Schedule of Lease Liabilities Subsequent (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Schedule of Lease Liabilities Subsequent [Line Items]
Contractual repayment dates lease liabilities	$ 908
First year [Member]
Schedule of Lease Liabilities Subsequent [Line Items]
Contractual repayment dates lease liabilities	100
Second year [Member]
Schedule of Lease Liabilities Subsequent [Line Items]
Contractual repayment dates lease liabilities	77
Third year [Member]
Schedule of Lease Liabilities Subsequent [Line Items]
Contractual repayment dates lease liabilities	$ 731